Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contract value
Impairment charges recorded	$ 0	$ 0	$ 0
Contract value | Minimum
Contract value
Useful life	5 years
Contract value | Maximum
Contract value
Useful life	10 years